ACQUISITION (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Schedule of purchase price allocation to acquired assets [Table Text Block]
$
Total consideration transferred	3,500,000

Assets acquired:
Property and equipment	86,353
Licenses	3,413,647
3,500,000